TAXATION	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXATION

17.          TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2019.

17.          TAXATION (continued)

United States of America

On December 22, 2017, the Tax Act was enacted and contains significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21% and creates new taxes focused on foreign-sourced earnings and related-party payments, including the creation of the base erosion anti-abuse tax and a new tax on global intangible low-taxed income ("GILTI").

The Securities and Exchange Commission (SEC) staff issued SAB 118 on December 22, 2017, which allows companies to record provisional amounts during a measurement period not to extend beyond one year of the enactment date.

The Tax Act reduces the U.S. statutory tax rate from 35% to 21%  for years after 2017. Accordingly, the Company re-measured its deferred taxes as of December 31, 2017, to reflect the reduced rate that will apply in future periods when these deferred taxes are settled or realized. As Best Work Holdings (New York) LLC. is loss making since incorporated therefor the Company recognized a deferred tax asset of US$13,834 to reflect the reduced U.S. tax rate and full valuation allowance is provided and corresponding remeasurement were made to unrecognized tax benefit and valuation allowance.

Singapore

A subsidiary was incorporated in Singapore in November 2014 and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the financial statements as this entity has no assessable profits for the three years ended December 31, 2019.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009 and June 2017, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) and SAT Announcement [2017] No. 24 (“Announcement 24”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

The Company obtained new HNTE certificates for SouFun Media, SouFun Network, Beijing Technology, Beijing JTX Technology and Hong An Tu Sheng in November 2015 and subsequently renewed in September and October 2018. Therefore, these five subsidiaries can enjoy the preferential tax rate of 15% from 2015 to 2020. The Company received the new HNTE certificate for Beijing Tuoshi in December 2016 and subsequently renewed in December 2019. Therefore, Beijing Tuoshi can enjoy the preferential tax rate of 15% from 2016 to 2021. The Company received new HNTE certificates for Beijing Li Man Wan Jia and Beijing Hua Ju Tian Xia in 2018. Beijing Li Man Wan Jia and Beijing Hua Ju Tian Xia hence can enjoy the preferential tax rate of 15% from 2018 to 2020.

17.          TAXATION (continued)

If any entities fail to maintain the HNTE qualification under the New EIT Law, they will no longer qualify for the preferential tax rate of 15%, which could have a material and adverse effect on the Company’s results of operations and financial position provided that they do not qualify for any other preferential tax treatment. Historically, the abovementioned PRC subsidiaries have successfully obtained or renewed the HNTE certificates when the previous certificates had expired.

Subsequent to government approval in May 2014, Beijing Li Man Wan Jia and Beijing Hua Ju Tian Xia obtained the Software Enterprise status with effect from January 1, 2013. Accordingly, these three subsidiaries are entitled to the two-year EIT exemption for years 2013 and 2014 and a reduced EIT rate of 12.5% for years 2015, 2016 and 2017.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2018 and 2019, the Company had not accrued for PRC tax on such basis.

Income (loss) from continuing operations  before income taxes consisted of:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
PRC	32,423	(120,523)	13,094
Non-PRC	(13,042)	(39,884)	(46,069)
	19,381	(160,407)	(32,975)

Income tax expenses (benefits) from continuing operations comprised:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Current tax expense	18,669	2,282	954
Deferred tax benefit	(317)	(21,271)	(10,498)
	18,352	(18,989)	(9,544)

17.          TAXATION (continued)

A reconciliation between the amount of income tax expenses (benefits) and the amount computed by applying the PRC statutory tax rate to income (loss) from continuing operations before income taxes was as follows:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Income (loss) from continuing operations before income taxes	19,381	(160,407)	(32,975)
Income tax at applicable tax rate of 25%	4,845	(40,102)	(8,244)
Effect of international tax rate differences	472	6,891	8,236
Non-deductible expenses	7,671	16,042	6,419
Non-taxable income	—	(1,145)	(535)
Effect of tax holidays or preferential tax rates	(9,457)	(3,489)	(756)
Effect of tax rate changes	(1,725)	—	298
Investment basis difference in the PRC Domestic Entities	2,696	—	—
Withholding tax	—	11,720	4,711
Research and development super-deduction	—	(2,703)	(3,185)
Changes in valuation allowance	8,845	1,273	1,327
Expiration of loss carry forwards	—	101	124
Expiration of unrecognized tax benefits due to applicable statute of limitations	(4,302)	(8,881)	(13,090)
Interest and penalties on unrecognized tax benefits	9,307	1,304	(7,168)
Others	—	—	2,319
	18,352	(18,989)	(9,544)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2017	2018	2019
	US$	US$	US$

Balance at beginning of year	78,933	79,436	72,737
Increase relating to prior year tax positions	4,192	577	5,451
Increase relating to current year tax positions	10,666	6,925	14,818
Decrease relating to reversal of prior years’ tax position	(14,102)	(1,821)	(5,548)
Decrease relating to expiration of applicable statute of limitations	(4,586)	(9,220)	(13,090)
Foreign currency translation adjustments	4,333	(3,160)	(1,116)
Disposal of subsidiaries	—	—	(2,440)
Balance at end of year	79,436	72,737	70,812

17.          TAXATION (continued)

As of December 31, 2018 and 2019, the Company had recorded US$135,646 and US$121,904 as an accrual for unrecognized tax benefits and related interest and penalties, respectively, which is included in the account of “Other non-current liabilities”. As of December 31, 2018 and 2019, unrecognized tax benefits of US$70,350 and US$68,088 respectively, would impact the effective tax rate if recognized. The remaining US$2,387 and US$2,724 unrecognized tax benefit as of December 31, 2018, and 2019, respectively were presented as a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law.  The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. The amount of unrecognized tax benefits may change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, a reliable estimate of the range of the possible change cannot be made at this time.

For the years ended December 31, 2017, 2018, and 2019, the Company recognized US$9,307, US$1,304 and US$(7,168) in income tax expenses (benefits) for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$65,296 and US$53,816 as of December 31, 2018 and 2019, respectively.

The Company’s PRC entities have been subject to the New EIT Law since January 1, 2008. The PRC tax authorities, US tax authorities and Hong Kong tax authorities have up to five years, three years and six years, respectively, to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2014 through 2019, the US subsidiaries’ tax years 2016 through 2019 and the Hong Kong subsidiaries’ tax years 2013 through 2019 remain open to examination by the respective taxing jurisdictions.

The aggregate amount and per share effect of tax holidays and preferential tax rates from continuing operations were as follows:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$

The aggregate amount	(9,457)	(3,489)	(756)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.11	0.04	0.01
-Diluted	0.10	0.04	0.01

17.          TAXATION (continued)

The components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	US$	US$

Deferred tax assets
Net operating losses	71,297	59,374
Lease liability	—	1,055
Impairment of assets	933	1,153
Overcharged advertising and promotion fee	1,061	1,141
Fixed assets depreciation	208	332
Less: Valuation allowance	(71,297)	(55,430)

Total deferred tax assets, net	2,202	7,625

Deferred tax liabilities
Right of use assets	—	(1,055)
Investment basis in the PRC entities	(72,088)	(75,774)
BaoAn Acquisition – Property	(12,191)	(11,522)
Investments	(13,160)	(3,290)
Interest capitalization	(139)	(137)

Deferred tax liabilities	(97,578)	(91,778)

Net deferred income tax assets	2,202	6,570
Net deferred income tax liabilities	(97,578)	(90,723)

The rollforward of valuation allowances of deferred tax assets were as follows:

	As of December 31,
	2018	2019
	US$	US$
Balance as of beginning of year	(73,011)	(71,297)
Additions of valuation allowance	(9,868)	(4,433)
Utilization of deferred tax assets	8,595	2,651
Change in judgment about the realizability of deferred tax assets	—	455
Decrease relating to disposal of entities	—	16,447
Foreign currency translation adjustments	2,987	747
Balance as of end of year	(71,297)	(55,430)

As of December 31, 2019, the Company had net operating losses of US$41,765 from the Company’s subsidiaries incorporated in the US, which can be carried forward indefinitely to offset future taxable income. The remaining accumulated net operating losses of US$41,341,  US$131,392,  US$23,879,  US$27,950 and US$37,464 arose from several of its PRC entities, which can be carried forward to offset future taxable profit and will expire in years 2020,  2021,  2022,  2023 and 2024 if not utilized.

17.          TAXATION (continued)

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2018 and 2019, a portion of the aggregate undistributed earnings of the PRC subsidiaries that were available for distribution to non-PRC parent companies was not considered to be indefinitely reinvested under ASC 740‑30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. The withholding tax rate is 10% unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Deferred tax liabilities amounting to US$40,436 and US$44,635 were provided for the withholding tax of the PRC entities as of December 31, 2018 and 2019, respectively.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$31,652 and US$31,139 as of December 31, 2018 and 2019, respectively.

17.          TAXATION (continued)

As of December 31, 2018 and 2019, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that were available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest these foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$319,483 and US$305,179 as of December 31, 2018 and 2019, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$31,948 and US$30,518 as of December 31, 2018 and 2019, respectively.